SECURED CONVERTIBLE NOTE AGREEMENTS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 12, 2015	Jul. 11, 2013	Feb. 01, 2013	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Feb. 28, 2015
Debt Conversion [Line Items]
Debt issued							$ 1,375,000
Loss on extinguishment of debt							596,648
Interest expense					$ 254,794	$ 226,607	394,903	$ 462,760
Note discount								5,791
Loss on conversion of interest							$ (12,841)	$ 201,175
President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member]
Debt Conversion [Line Items]
Maximum borrowing capacity	$ 4,000,000
Debt issued					$ 3,265,000
Debt, interest rate	7.50%
Maturity date	Dec. 31, 2020
Term	2 years
Number of shares callable by warrants					1,531,057
Interest expense					$ 42,944
Additional interest expense					118,604
Unamortized discount					$ 259,332
Exercise price of shares called by warrants	$ 2.00				$ 2.00
Unamortized beneficial conversion feature					$ 259,332
Term					2 years
Percentage of warrants issued equals of number of shares issuable upon the conversion	50.00%
Convertible amount					$ 1,890,000
Loan discounts related to warrants					204,230
Loan discounts related to beneficial conversion features of advances amounting					$ 204,230
Expected term, simplified method					2 years
Minimum [Member] | President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member]
Debt Conversion [Line Items]
Convertible note, conversion price					$ 0.47
Volatility rate (as a percent)					98.80%
Discount rate					0.67%
Maximum [Member]
Debt Conversion [Line Items]
Term							10 years
Maximum [Member] | President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member]
Debt Conversion [Line Items]
Convertible note, conversion price					$ 0.78
Volatility rate (as a percent)					99.31%
Discount rate					1.00%
Convertible Note Payable Dated February 2013 [Member] | President and Principal Shareholder [Member]
Debt Conversion [Line Items]
Debt issued			$ 1,997,483		$ 1,997,483
Debt, interest rate			7.50%
Convertible note, conversion price			$ 0.35
Maturity date	Dec. 31, 2020		Dec. 31, 2016
Loss on extinguishment of debt					34,586
Accrued interest					137,088				$ 149,811
Common stock, price per share									$ 0.32
Convertible Note Payable Dated July 2013 [Member] | President and Principal Shareholder [Member]
Debt Conversion [Line Items]
Debt issued		$ 1,000,000			1,000,000
Debt, interest rate		7.50%
Convertible note, conversion price	$ 0.35	$ 1.00
Maturity date	Dec. 31, 2020	Jul. 10, 2018
Loss on extinguishment of debt					562,062
Term		5 years
Number of shares callable by warrants		500,000
Shares issued upon conversion of convertible note				101,352
Accrued interest				$ 75,000	37,500		$ 75,000
Interest expense					5,174
Note discount					60,390
Unamortized discount					$ 51,365
Exercise price of shares called by warrants		$ 1.30